Corporate Information	12 Months Ended
Dec. 31, 2025
Corporate Information
Corporate Information

1. Corporate information

Gold Royalty Corp. ("GRC" or the "Company") is a company incorporated in Canada on June 23, 2020, and domiciled in Canada. GRC is principally engaged in acquiring gold-focused royalties, streaming and similar interests. The registered office of the Company is located at 2200-1021 West Hastings Street, Vancouver, BC, V6C 0C3, Canada. The principal address of the Company is located at 1830-1188 West Georgia Street, Vancouver, BC, V6E 4A2, Canada.

The Company's common shares (the "GRC Shares") and common share purchase warrants ("GRC Warrants") are listed on the NYSE American under the symbols "GROY" and "GROY.WS", respectively.